Condensed Financial Information of the Parent Company - Condensed Statement Of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Expenses
Research and development expenses	¥ (168,830)	$ (25,874)	¥ (119,218)	¥ (52,243)
Administrative expenses	(45,566)	(6,983)	(27,362)	(10,261)
Loss from operations	(214,396)	(32,857)	(146,580)	(62,504)
Interest income	2,870	440	3,932	1,435
Other losses	(4,707)	(721)	(1,449)	(256)
Foreign exchange gain (loss), net	(2,914)	(447)	2,556
Loss before income tax	(211,900)	(32,475)	(138,664)	(60,793)
Income tax expense	0	0
Net loss	(211,900)	(32,475)	(138,664)	(60,793)
Deemed dividend to convertible redeemable preferred shareholders	0	0	(25,390)
Accretion of convertible redeemable preferred shares to redemption value	(62,733)	(9,614)	(36,802)	(12,199)
Net loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	(274,633)	(42,089)	(200,856)	(72,992)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(20,753)	(3,181)	(3,159)
Total comprehensive loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	(295,386)	(45,270)	(204,015)	(72,992)
Parent Company [member]
Expenses
Research and development expenses	(1,753)	(269)	(2,289)
Administrative expenses	(13,745)	(2,106)	(3,334)
Loss from operations	(15,498)	(2,375)	(5,623)
Interest income	2,179	334	2,904
Other losses			(21)
Foreign exchange gain (loss), net	(1,551)	(238)
Share of losses of subsidiaries	(197,030)	(30,196)	(135,924)	(60,793)
Loss before income tax	(211,900)	(32,475)	(138,664)	(60,793)
Income tax expense
Net loss	(211,900)	(32,475)	(138,664)	(60,793)
Deemed dividend to convertible redeemable preferred shareholders			(25,390)
Accretion of convertible redeemable preferred shares to redemption value	(62,733)	(9,614)	(36,802)	(12,199)
Net loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	(274,633)	(42,089)	(200,856)	(72,992)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(20,754)	(3,181)	(3,159)
Total comprehensive loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	¥ (295,387)	$ (45,270)	¥ (204,015)	¥ (72,992)